Average Annual Total Returns{- Investor Freedom® 2015 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2015 Portfolio	VIP Investor Freedom 2015 Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom 2015 Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom 2015 Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXWFT Past 1 year	IXWFT Past 5 years	IXWFT Past 10 years
Total	7.64%	9.59%	8.38%	(1.54%)	3.57%	2.90%	7.08%	8.85%	8.01%